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                    U.S SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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1.  Name and address of issuer:
                            IBJ FUNDS TRUST
                            3435 STELZER RD.
                            COLUMBUS, OHIO  43219

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2.  Name of each series or class of funds for which this notice is filed:

                           SEE ATTACHED SCHEDULE A

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3.  Investment Company Act File Number:   811-8738


    Securities Act File Number:           33-83430



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4.  Last day of fiscal year for which this notice is filed:

                              NOVEMBER 30, 1996

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:



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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1). If applicable (see Instruction A.6):



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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the begininng of the fiscal year:

                     NONE

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                     NONE

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9.  Number and aggregate sale price of securities sold during the fiscal year:

                     $181,385,696 Price
                      126,240,613 Shares


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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                          $181,385,696 Price
                           126,240,613 Shares

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
                          $ 11,273,153 Price
                             2,504,971 Shares
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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24f-2 (from Item 10):   $ 181,385,696
                                                                 --------------

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans (from Item 11, if
        applicable):                                            $  11,273,153
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  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):                 $  184,833,777
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   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24f-2 (if applicable):                 $            0
                                                                 --------------

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2
        [line (i), plus line (ii), less line (iii), plus line
        (iv)] (if applicable):                                  $    7,825,072
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   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation (see          1/3300
        Instruction C.6):                                        --------------

  (vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $     2,371.23
                                                                 --------------

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                          [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                               1/28/97

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)  /s/ Bruce Treff
                                  -----------------------------------------
                                  BRUCE TREFF, ASSISTANT SECRETARY
                                  -----------------------------------------

Date    1/27/97
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                          IBJ TRUST FUNDS - SCHEDULE A
                          ----------------------------

                          RESERVE MONEY MARKET
                                  SERVICE CLASS
                                  PREMIUM CLASS

                          BOND FUND
                                  SERVICE CLASS
                                  PREMIUM CLASS

                          CORE EQUITY FUND
                                  SERVICE CLASS
                                  PREMIUM CLASS

                          GROWTH AND INCOME FUND
                                  SERVICE CLASS
                                  PREMIUM CLASS


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                        [BAKER & MCKENZIE LETTERHEAD]





                                                         January 23, 1997

IBJ Funds Trust
3435 Stelzer road
Columbus, OH  43219

Dear Sirs:

     We refer to the Rule 24f-2 Notice (the "Rule 24f-2 Notice"), with respect to Post-Effective Amendment No. 2 (the "Post-Effective Amendment") to the Registration Statement on Form N-1A relating to the shares of beneficial interest, per value $.001 per Share, of IBJ Funds Trust, a Delaware business trust (the "Trust"). The Post-Effective Amendment registered an indefinite number of shares of beneficial interest of the Trust pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the number of shares of beneficial interest of the Trust sold during the Trust's fiscal year ended November 30, 1996 that were so registered under the Post-Effective Amendment.

     We have examined and relied upon copies of the Post-Effective Amendment and the Rule 24f-2 Notice and have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

     Based on the foregoing, we are of the opinion that the shares of beneficial interest of the Trust, the registration of which the Rule 24f-2 Notice makes definite in number, were duly authorized, legally issued, fully paid and nonassessable.

     We hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice. In giving such consent, we do not thereby admit that we come within the category of persons whose consent is required under section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.


                                          Very truly yours,



                                           /s/ Baker & McKenzie